Stockholder's Equity - Additional Information (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	May 24, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized			1,600,000
Common stock, issued (in shares)		0
Preferred stock, shares authorized	100,000	100,000		100,000
Preferred stock, no par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Minimum [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized			1,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Common stock, issued (in shares)	1,000	1,000		1,000
Common stock, outstanding (in shares)	1,000	1,000		1,000
Common stock, voting rights	10	10
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized			5,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	500,000	500,000	500,000	500,000
Common stock, issued (in shares)	0	0		0
Common stock, outstanding (in shares)	0	0		0
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, issued (in shares)	0	0
Common stock, outstanding (in shares)	0	0
Common Class B [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized			5,000